Company's Operations - Acquisition of an Interest in a global tissue business (Details) - item	Dec. 31, 2026	Jul. 01, 2026	Jun. 05, 2025
Company's Operations [Line Items]
Number of Industrial Units	15
Kimberly Clark Tissue Acquisition
Company's Operations [Line Items]
Number of Industrial Units			22
Number of countries			14
FamPro Tissue Holdings B.V.
Company's Operations [Line Items]
Acquired in subsidiary		51.00%
Percentage of ownership under call option			49.00%